Average Annual Total Returns		12 Months Ended	35 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
abrdn Funds | abrdn Dynamic Dividend Fund | MSCI All Country World Index (Net TR) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%		11.19%	11.72%
abrdn Funds | abrdn Dynamic Dividend Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		8.02%		5.67%	7.99%
abrdn Funds | abrdn Dynamic Dividend Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		14.57%		7.16%	8.88%
abrdn Funds | abrdn Dynamic Dividend Fund | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.54%		5.22%	6.71%
abrdn Funds | abrdn Dynamic Dividend Fund | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.35%		4.78%	6.13%
abrdn Funds | abrdn Emerging Markets ex-China Fund | MSCI Emerging Markets ex-China Index (Net TR) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	34.61%		8.25%	9.90%
abrdn Funds | abrdn Emerging Markets ex-China Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		26.72%		7.24%	9.05%
abrdn Funds | abrdn Emerging Markets ex-China Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.22%		5.39%	7.49%
abrdn Funds | abrdn Emerging Markets ex-China Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.28%		5.24%	6.90%
abrdn Funds | abrdn Emerging Markets ex-China Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		33.96%		8.13%	9.31%
abrdn Funds | abrdn Emerging Markets ex-China Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		34.87%		8.90%	10.06%
abrdn Funds | abrdn Emerging Markets ex-China Fund | Institutional Service
Prospectus [Line Items]
Average Annual Return, Percent		34.81%		8.79%	9.99%
abrdn Funds | abrdn Emerging Markets Fund | MSCI Emerging Markets Index (Net TR) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	33.57%		4.20%	8.42%
abrdn Funds | abrdn Emerging Markets Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		24.42%		(0.96%)	5.96%
abrdn Funds | abrdn Emerging Markets Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		30.03%		(0.45%)	5.95%
abrdn Funds | abrdn Emerging Markets Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		31.46%		(0.09%)	6.33%
abrdn Funds | abrdn Emerging Markets Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		32.39%		0.56%	7.02%
abrdn Funds | abrdn Emerging Markets Fund | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		31.42%		(0.32%)	6.26%
abrdn Funds | abrdn Emerging Markets Fund | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	21.32%		0.46%	5.55%
abrdn Funds | abrdn Emerging Markets Fund | Institutional Service
Prospectus [Line Items]
Average Annual Return, Percent		32.16%		0.42%	6.87%
abrdn Funds | abrdn Global Infrastructure Fund | MSCI All Country World Index (Net TR) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	22.34%		11.19%	11.72%
abrdn Funds | abrdn Global Infrastructure Fund | S&P Global Infrastructure Index (Net TR) (reflects no deduction for fees or espenses)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	21.54%		10.02%	8.47%
abrdn Funds | abrdn Global Infrastructure Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		16.83%		7.21%	8.62%
abrdn Funds | abrdn Global Infrastructure Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		24.09%		8.71%	9.52%
abrdn Funds | abrdn Global Infrastructure Fund | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.50%		7.10%	7.91%
abrdn Funds | abrdn Global Infrastructure Fund | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.36%		6.38%	7.09%
abrdn Funds | abrdn High Income Opportunities Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	8.17%		(2.15%)	1.26%
abrdn Funds | abrdn High Income Opportunities Fund | Custom abrdn High Income Opportunities Fund Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	8.50%		3.92%	6.17%
abrdn Funds | abrdn High Income Opportunities Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.75%		2.54%	4.53%
abrdn Funds | abrdn High Income Opportunities Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.10%		0.11%	2.17%
abrdn Funds | abrdn High Income Opportunities Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[8]	2.17%		0.84%	2.41%
abrdn Funds | abrdn High Income Opportunities Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		7.29%		3.43%	5.12%
abrdn Funds | abrdn Infrastructure Debt Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.30%		(0.36%)	2.01%
abrdn Funds | abrdn Infrastructure Debt Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		3.41%		(1.68%)	1.67%
abrdn Funds | abrdn Infrastructure Debt Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		7.09%		(0.68%)	2.33%
abrdn Funds | abrdn Infrastructure Debt Fund | Institutional Service
Prospectus [Line Items]
Average Annual Return, Percent		6.93%		(0.81%)	2.20%
abrdn Funds | abrdn Infrastructure Debt Fund | Institutional Service | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.10%		(2.29%)	1.01%
abrdn Funds | abrdn Infrastructure Debt Fund | Institutional Service | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[10]	4.05%		(1.22%)	1.20%
abrdn Funds | abrdn Real Estate Fund | S&P 500 Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	17.88%		14.42%	14.82%
abrdn Funds | abrdn Real Estate Fund | MSCI US REIT Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[12]	2.95%		6.58%	5.71%
abrdn Funds | abrdn Real Estate Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(4.10%)		4.24%	4.73%
abrdn Funds | abrdn Real Estate Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		1.89%		5.74%	5.61%
abrdn Funds | abrdn Real Estate Fund | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.49%		3.27%	2.17%
abrdn Funds | abrdn Real Estate Fund | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[13]	2.11%		4.08%	3.56%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Bloomberg Municipal Bond Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[14]	4.25%		0.80%	2.34%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | Custom abrdn Short Duration High Yield Municipal Fund Index (reflects no deduction for fee or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[15]	4.95%		1.40%	1.95%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(0.34%)		0.02%	1.39%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		0.52%		(0.21%)	1.27%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		2.51%		0.78%	1.90%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.45%		0.76%	1.88%
abrdn Funds | abrdn Short Duration High Yield Municipal Fund | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[16]	3.12%		1.29%	2.17%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]	17.15%		13.15%	14.29%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]	12.81%		6.09%	9.62%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		2.49%		4.89%	9.07%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.49%		3.27%	7.54%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[19]	1.48%		3.39%	6.95%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | C
Prospectus [Line Items]
Average Annual Return, Percent		7.08%		5.48%	9.00%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | R
Prospectus [Line Items]
Average Annual Return, Percent		8.47%		5.85%	9.40%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		9.15%		6.54%	10.10%
abrdn Funds | abrdn U.S. Small Cap Equity Fund | Institutional Service
Prospectus [Line Items]
Average Annual Return, Percent		8.99%		6.41%	10.01%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]	17.15%		14.59%	17.59%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		(2.44%)		2.40%	9.18%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.03%)		0.62%	6.73%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[21]	(1.02%)		1.51%	6.77%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		3.91%		3.94%	10.16%
abrdn Funds | abrdn U.S. Sustainable Leaders Fund | Institutional Service
Prospectus [Line Items]
Average Annual Return, Percent		3.80%		3.87%	10.08%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]	4.25%		0.80%	2.34%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]	3.47%		1.73%	1.58%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent		2.79%		2.14%	1.48%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | A1
Prospectus [Line Items]
Average Annual Return, Percent		2.28%		2.04%	1.43%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		3.05%		2.34%	1.71%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.05%		2.34%	1.71%
abrdn Funds | abrdn Ultra Short Municipal Income Fund | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.05%		2.34%	1.71%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | Custom abrdn Emerging Markets Dividend Active ETF Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[24]	33.57%		8.84%	8.89%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | MSCI Emerging Markets Index (Net TR) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[25]	33.57%		4.20%	8.42%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		38.14%		6.28%	8.84%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.15%		5.35%	7.82%
abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.83%		4.45%	6.65%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Custom abrdn Focused U.S. Small Cap Active ETF Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]	12.81%		7.59%	8.85%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]	17.15%		13.15%	14.28%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		11.90%		6.94%	10.40%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.88%		5.22%	7.99%
abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.06%		4.89%	7.63%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | MSCI AC World ex-USA Index (Net TR) (reflects deductions for expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]	32.39%		7.91%	8.41%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | Custom abrdn International Small Cap Active ETF Index (reflects deductions for expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]	29.26%		6.91%	8.19%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		17.28%		1.91%	8.11%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.60%		1.26%	6.98%
abrdn Multi Fund ETF | abrdn International Small Cap Active ETF | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.93%		1.42%	6.25%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Custom abrdn Ultra Short Municipal Income Active ETF Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]	4.62%		1.15%	2.39%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]	4.25%		0.80%	2.34%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | AMUN
Prospectus [Line Items]
Average Annual Return, Percent		1.61%		0.78%	1.70%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | AMUN | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.59%		0.77%	1.55%
abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF | AMUN | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.57%		1.36%	1.90%
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | MSCI Emerging Markets Index (Net TR) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[32]	33.56%	13.89%
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund
Prospectus [Line Items]
Average Annual Return, Percent		50.41%	8.81%
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		50.08%	8.59%
abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		30.39%	6.86%

[1]
(1)	The MSCI Emerging Markets ex-China Index (Net TR) is an unmanaged index considered representative of stocks of developing countries (excluding China). The index is computed using the net return, which withholds applicable taxes for non-resident investors.

[2]
(2)	The MSCI Emerging Markets Index (Net TR) is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

[3]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[4]
(1)	The MSCI All Country World Index (Net TR) is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

[5]
(2)	The S&P Global Infrastructure Index (Net TR) is an unmanaged index considered representative of stock markets of developed and emerging markets.

[6]
(2)	The Bloomberg Global Aggregate Bond Index is an unmanaged index considered representative of global investment-grade, fixed-income markets.

[7]
(3)	The Custom abrdn High Income Opportunities Fund Index is a custom index that reflects the returns of the ICE BofA US High Yield Constrained Index from August 21, 2023 and the ICE BofA Global High Yield Constrained Index (USD Hedged) for periods prior to August 21, 2023. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods. The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar denominated below-investment-grade corporate debt publicly issued in the major domestic markets. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected.

[8]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[9]
(2)	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

[10]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[11]
(2)	The S&P 500® Index is an unmanaged index considered representative of the US stock market.

[12]
(3)	The MSCI US REIT Index is an unmanaged index considered representative of real estate equity performance. The index is computed using the gross return, which does not withhold taxes for non-resident investors.

[13]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[14]
(2)	The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

[15]
(3)	The Custom abrdn Short Duration High Yield Municipal Fund Index is a custom index that reflects the returns of the Bloomberg Municipal Bond Inter-Short (1-10 Y) Index from March 31, 2025 and the S&P Municipal Bond Short Intermediate Index for periods prior to March 31, 2025. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods. The Bloomberg Municipal Bond Inter-Short (1-10) Index is an index that measures the performance of US municipal tax-exempt investment-grade bonds with effective maturities between 1 and 10 years.

[16]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[17]
(2)	The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

[18]
(3)	The Russell 2000® Index is an unmanaged index considered representative of small‐cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

[19]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[20]
(2)	The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

[21]
(1)	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.

[22]
(1)	The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

[23]
(2)	The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected.

[24]
(2)	The Custom abrdn Emerging Markets Dividend Active ETF Index is an index that reflects the returns of the MSCI Emerging Markets Index (Net TR) from March 1, 2024 and the MSCI All Country World ex USA Index (Net TR) for periods prior to March 1, 2024. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods.

[25]
(1)	The MSCI Emerging Markets Index (Net TR) is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

[26]
(2)	The Custom abrdn Focused U.S. Small Cap Active ETF Index is a custom index that reflects the returns of the Russell 2000® Index from March 1, 2024, the Russell 2500® Index from November 30, 2020 until February 29, 2024, the S&P 500® Index prior to November 30, 2020, and the FTSE 3-Month T-Bill Index for periods prior to November 15, 2017. The Russel 2000 is an unmanaged index considered representative of small‐cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

[27]
(1)	The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

[28]
(1)	The MSCI AC World ex-USA Index (Net TR) is an index that is designed to measure large and mid cap representation across developed markets countries (excluding the US) and emerging markets countries.

[29]
(2)	The Custom abrdn International Small Cap Active ETF Index is a custom index that reflects the returns of the MSCI All Country World ex-USA Small Cap Index (Net TR) from March 1, 2016 and the MSCI World Small Cap Index (Net TR) for periods prior to March 1, 2016. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods. The MSCI AC World ex-USA Small Cap Index (Net TR) is an index that is designed to measure small cap representation across developed markets countries (excluding the United States).

[30]
(2)	The Custom abrdn Ultra Short Municipal Income Active ETF Index is a custom index that reflects the returns of the Bloomberg Municipal Bond 1 Year (1-2 Y) Index from October 20, 2025, prior BofA 1-22 Year U.S. Municipal Securities Index until October 20, 2025, and the Bloomberg Municipal Bond Index for periods prior to September 14, 2027. The indices and time periods for the Custom Index align with the strategies utilized and benchmark for the Fund during the same time periods. The Bloomberg Barclays Municipal Bond: 1 Year (1-2) Index is an unmanaged index that includes bonds with a minimum credit rating of BAA3, are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, and have maturities of 1 to 2 years. Indexes are unmanaged and have been provided for comparison purposes only. No fees or expenses are reflected.

[31]
(1)	The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.

[32]
(1)	The MSCI Emerging Markets Index (Net TR) is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors..